UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   June 30, 2001

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:		President
Phone:		901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		August 06, 2001

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     6609   140615 SH       SOLE                   140615
AmSouth Bancorp                COM              032165102      357    19322 SH       SOLE                    19322
Amer Pwr Conv Corp             COM              029066107     3914   248525 SH       SOLE                   248525
American General Corp          COM              026351106     5528   119003 SH       SOLE                   119003
American Home Products         COM              026609107      240     4100 SH       SOLE                     4100
American Intl Gr Inc           COM              026874107      457     5317 SH       SOLE                     5317
Archer Daniels Midland         COM              039483102     2030   156190 SH       SOLE                   156190
AutoZone Inc                   COM              053332102     3000    79993 SH       SOLE                    79993
Avery Dennison Corp            COM              053611109     3994    78230 SH       SOLE                    78230
BellSouth Corp                 COM              079860102      961    23854 SH       SOLE                    23854
Berkshire Hathaway Cl B        COM              084670207      340      148 SH       SOLE                      148
Bristol Myers Squibb Co        COM              110122108     1163    22246 SH       SOLE                    22246
Citigroup Inc                  COM              172967101      306     5787 SH       SOLE                     5787
Coca Cola Company              COM              191216100      308     6836 SH       SOLE                     6836
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     6486   149441 SH       SOLE                   149441
Commerce Bancorp Inc NJ        COM              200519106     2877    41040 SH       SOLE                    41040
Computer Sciences Corp         COM              205363104     2090    60405 SH       SOLE                    60405
Corning Inc                    COM              219350105     3029   181291 SH       SOLE                   181291
Dover Corp                     COM              260003108      358     9500 SH       SOLE                     9500
DuPont EI deNemours & Co       COM              263534109      254     5257 SH       SOLE                     5257
Duke Energy Co                 COM              264399106      249     6372 SH       SOLE                     6372
Ecolab Inc                     COM              278865100     2455    59924 SH       SOLE                    59924
Equity Office Prop Tr          COM              294741103     3180   100527 SH       SOLE                   100527
Exxon Mobil Corp               COM              30231g102     1405    16087 SH       SOLE                    16087
First Tennessee National Corp  COM              337162101     1914    55144 SH       SOLE                    55144
General Electric Co            COM              369604103     1288    26423 SH       SOLE                    26423
Hancock Fabrics                COM              409900107     2677   299135 SH       SOLE                   299135
Harrah's Ent Inc               COM              413619107     4026   114044 SH       SOLE                   114044
Honeywell Intl                 COM              438516106     3104    88704 SH       SOLE                    88704
Intel Corp                     COM              458140100      221     7568 SH       SOLE                     7568
Intl Bus Machines              COM              459200101     1031     9121 SH       SOLE                     9121
John Hancock Finl Svcs Inc     COM              41014S106      725    18000 SH       SOLE                    18000
Johnson & Johnson              COM              478160104      431     8629 SH       SOLE                     8629
Johnson Outdoors Inc           COM              479254104      967   143515 SH       SOLE                   143515
Knight-Ridder Inc              COM              499040103     3568    60163 SH       SOLE                    60163
Louisiana-Pacific Corp         COM              546347105     1187   101155 SH       SOLE                   101155
Manor Care Inc                 COM              404134108     3522   110915 SH       SOLE                   110915
Mattel Inc                     COM              577081102     2587   136724 SH       SOLE                   136724
Mellon Financial Corp          COM              58551a108      207     4500 SH       SOLE                     4500
Merck & Co                     COM              589331107      609     9529 SH       SOLE                     9529
Mid-Amer Apt Com Inc           COM              59522J103     2296    89723 SH       SOLE                    89723
Motorola Inc                   COM              620076109     2214   133714 SH       SOLE                   133714
National Commerce Financial Co COM              635449101     8158   334764 SH       SOLE                   334764
Natl Instruments Corp          COM              636518102     2626    80915 SH       SOLE                    80915
New England Bus Svc            COM              643872104     1088    56682 SH       SOLE                    56682
Newell Rubbermaid Inc          COM              651229106     3535   140835 SH       SOLE                   140835
Nike Inc Cl B                  COM              654106103     2924    69625 SH       SOLE                    69625
Office Depot Inc               COM              676220106     2457   236718 SH       SOLE                   236718
Philip Morris Cos              COM              718154107     1076    21197 SH       SOLE                    21197
Procter & Gamble Co            COM              742718109     5510    86370 SH       SOLE                    86370
RFS Hotel Investors, Inc       COM              74955J108      210    13310 SH       SOLE                    13310
Regions Financial Corp         COM              758940100      536    16737 SH       SOLE                    16737
SBC Comm Inc                   COM              845333103      587    14642 SH       SOLE                    14642
SCB Computer Technology        COM              78388n107        5    10000 SH       SOLE                    10000
Schering-Plough Corp           COM              806605101     1403    38707 SH       SOLE                    38707
Scottish Power PLC ADR         COM              81013t705      978    33498 SH       SOLE                    33498
Seagate Tech XXX Poss Esc      COM              811804988        0    73930 SH       SOLE                    73930
Sensient Tech Corp             COM              81725t100     3183   155115 SH       SOLE                   155115
Sony Corp (ADR)                COM              835699307     2756    41884 SH       SOLE                    41884
Stanley Works                  COM              854616109     1903    45450 SH       SOLE                    45450
Union Planters Corp            COM              908068109      355     8147 SH       SOLE                     8147
VERITAS Software Corp          COM              923436109     1724    25913 SH       SOLE                    25913
Verizon Communications         COM              92343v104      444     8297 SH       SOLE                     8297
Wal-Mart Stores Inc            COM              931142103      857    17559 SH       SOLE                    17559
Wellman Inc                    COM              949702104     2698   150746 SH       SOLE                   150746
WorldCom Inc WorldCom Group    COM              98157d106     1035    72856 SH       SOLE                    72856